Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	3,207,896
Maximum Aggregate Offering Price	$ 110,573,737.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,270.23
Rule 457(f)	true
Amount of Securities Received | shares	6,985,075
Value of Securities Received, Per Share	15.83
Value of Securities Received	$ 110,573,737.25
Fee Note MAOP	$ 110,573,737.25
Offering Note	The amount in the "Amount Registered" column represents the estimated maximum number of shares of the registrant's common stock, par value $1.00 per share ("Third Coast common stock"), that may be issued pursuant to the Agreement and Plan of Reorganization (the "Merger Agreement"), dated as of October 22, 2025, by and among Third Coast Bancshares, Inc. ("Third Coast"), Arch Merger Sub, Inc., and Keystone Bancshares, Inc. ("Keystone"), pursuant to the merger described in the joint proxy statement/prospectus contained in the registration statement to which this Exhibit 107 is attached. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended, and is the product of $15.83 (the book value per share of Keystone common stock, par value $1.00 per share ("Keystone common stock"), on October 31, 2025, the latest practicable date prior to the date of filing the joint proxy statement/prospectus) and 6,985,075 (the estimated maximum number of shares of Keystone common stock that may be exchanged for the merger consideration, including shares of Keystone common stock issued and outstanding pursuant to Keystone restricted stock awards, shares of Keystone common stock underlying outstanding Keystone restricted stock unit awards, and shares of Keystone common stock underlying outstanding vested Keystone stock options) and assumes no Keystone shareholders elect to receive the Cash Election Consideration (as defined in the Merger Agreement). Pursuant to Rule 457(o) of the Securities Act, the registration fee, reflected in the "Amount of Registration Fee" column, has been calculated on the basis of the maximum aggregate offering price. The fee has been determined in accordance with Section 6(b) of the Securities Act at a rate equal to $138.10 per $1,000,000 of the proposed maximum aggregate offering price.